FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                     May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Multi-State Insured
                           Tax Free Fund
                           File Nos. 33-4077 and 811-4623

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Multi-State Insured Tax Free Fund (the "Fund") hereby certifies:

         (1) The form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   22  was   filed
electronically with the Commission.

                                             Very truly yours,

                                             FIRST INVESTORS MULTI-STATE
                                             INSURED TAX FREE FUND


                                             By:/s/C. Durso
                                             -------------------------------
                                                    C. Durso, Vice President